PRIVATE PLACEMENT (Details Narrative) - USD ($)	Jul. 03, 2025	Feb. 18, 2022	Feb. 16, 2022
Issuance of ordinary shares to parent company, shares	1,000
Private Placement [Member] | Sponsor [Member] | FUTURETECH II ACQUISITION CORP [Member]
Number of shares sold		520,075
Share price		$ 10.00	$ 10.00
Aggregate value of shares sold		$ 5,200,750
Proceeds from private placement			$ 5,200,750
Issuance of ordinary shares to parent company, shares			520,075